UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2018

Date of reporting period:	8/31/2018

Item 1.	Schedule of Investments

PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 99.3%
Common Stocks
Asset Management & Custody Banks 5.2%
BrightSphere Investment Group PLC	240,814	$ 3,055,930
St. James’s Place PLC (United Kingdom)	463,277	6,803,957
		9,859,887
Consumer Finance 5.5%
Capital One Financial Corp.	52,700	5,222,043
SLM Corp.*	438,104	5,134,579
		10,356,622
Data Processing & Outsourced Services 25.7%
Adyen NV (Netherlands), 144A*	4,277	3,011,648
FleetCor Technologies, Inc.*	65,100	13,914,474
GreenSky, Inc. (Class A Stock)*	34,381	696,215
Mastercard, Inc. (Class A Stock)	47,907	10,326,833
PayPal Holdings, Inc.*	43,798	4,043,869
Square, Inc. (Class A Stock)*	10,623	941,623
Visa, Inc. (Class A Stock)	62,900	9,239,381
Wirecard AG (Germany)	18,984	4,227,360
Worldpay, Inc. (Class A Stock)*	20,936	2,038,957
		48,440,360
Diversified Banks 16.4%
Bank of America Corp.	334,634	10,350,230
Citigroup, Inc.	142,930	10,182,333
JPMorgan Chase & Co.	90,344	10,351,615
		30,884,178
Financial Exchanges & Data 1.5%
S&P Global, Inc.	13,945	2,887,312
Investment Banking & Brokerage 10.7%
Goldman Sachs Group, Inc. (The)	35,166	8,362,826
Lazard Ltd. (Class A Stock)	75,456	3,632,452
Moelis & Co. (Class A Stock)	18,266	1,060,341
Morgan Stanley	45,863	2,239,490
TD Ameritrade Holding Corp.	84,124	4,927,143
		20,222,252

PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life & Health Insurance 4.6%
Brighthouse Financial, Inc.*	11,204	$ 465,078
MetLife, Inc.	180,464	8,281,493
		8,746,571
Mortgage REITs 1.2%
Starwood Property Trust, Inc.	100,725	2,218,972
Property & Casualty Insurance 4.2%
Chubb Ltd.	58,957	7,973,345
Regional Banks 20.7%
BankUnited, Inc.	113,131	4,388,352
BB&T Corp.	118,665	6,130,234
Brookline Bancorp, Inc.	158,515	2,877,047
East West Bancorp, Inc.	120,863	7,661,506
Metro Bank PLC (United Kingdom)*	31,284	1,114,184
Pinnacle Financial Partners, Inc.	89,906	5,803,432
PNC Financial Services Group, Inc. (The)	40,980	5,882,269
Renasant Corp.	37,985	1,773,520
Seacoast Banking Corp. of Florida*	111,974	3,540,618
		39,171,162
Reinsurance 1.7%
RenaissanceRe Holdings Ltd. (Bermuda)	23,659	3,145,701
Thrifts & Mortgage Finance 1.9%
Sterling Bancorp, Inc.	284,969	3,490,870

Total Long-Term Investments (cost $154,082,309)		187,397,232

Short-Term Investments 0.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	961,460	961,460

PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2018 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund(w)	4,667	$ 4,667

Total Short-Term Investments (cost $966,127)		966,127

TOTAL INVESTMENTS 99.8% (cost $155,048,436)		188,363,359
Other assets in excess of liabilities 0.2%		445,468

Net Assets 100.0%		$188,808,827

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of August 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Asset Management & Custody Banks	$ 3,055,930	$ 6,803,957	$—
Consumer Finance	10,356,622	—	—
Data Processing & Outsourced Services	41,201,352	7,239,008	—
Diversified Banks	30,884,178	—	—
Financial Exchanges & Data	2,887,312	—	—
Investment Banking & Brokerage	20,222,252	—	—
Life & Health Insurance	8,746,571	—	—
Mortgage REITs	2,218,972	—	—
Property & Casualty Insurance	7,973,345	—	—
Regional Banks	38,056,978	1,114,184	—
Reinsurance	3,145,701	—	—
Thrifts & Mortgage Finance	3,490,870	—	—

Affiliated Mutual Funds	966,127	—	—
Total	$173,206,210	$15,157,149	$—

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 97.8%
Common Stocks 97.7%
Biotechnology 44.0%
Aeglea BioTherapeutics, Inc.*	602,772	$ 6,588,298
Agios Pharmaceuticals, Inc.*(a)	124,493	10,049,075
Aileron Therapeutics, Inc.*(a)	205,051	598,749
Aimmune Therapeutics, Inc.*(a)	291,205	8,127,531
Alexion Pharmaceuticals, Inc.*	423,297	51,743,825
Allakos, Inc.*	219,164	8,512,330
Amicus Therapeutics, Inc.*(a)	3,136,734	42,283,174
AnaptysBio, Inc.*(a)	57,482	5,095,204
Apellis Pharmaceuticals, Inc.*(a)	368,569	7,135,496
Arbutus Biopharma Corp. (Canada)*	156,557	1,424,669
Argenx SE (Netherlands), ADR*	205,132	19,247,536
Audentes Therapeutics, Inc.*	687,019	25,007,492
Autolus Therapeutics PLC (United Kingdom), ADR*(a)	79,455	2,359,813
BioCryst Pharmaceuticals, Inc.*(a)	2,374,552	17,001,792
BioMarin Pharmaceutical, Inc.*(a)	1,103,318	110,309,734
Bluebird Bio, Inc.*(a)	368,493	62,017,372
Blueprint Medicines Corp.*	140,870	10,800,503
Celgene Corp.*	504,291	47,630,285
DBV Technologies SA (France), ADR*(a)	787,292	17,509,374
Eiger BioPharmaceuticals, Inc.*	620,739	8,007,533
Epizyme, Inc.*(a)	1,410,186	16,640,195
Exact Sciences Corp.*(a)	793,166	59,400,202
Exelixis, Inc.*	950,852	17,866,509
FibroGen, Inc.*	230,691	14,106,755
GlycoMimetics, Inc.*(a)	1,028,787	15,143,745
Heron Therapeutics, Inc.*(a)	171,778	6,622,042
ImmunoGen, Inc.*(a)	720,106	7,337,880
Immunomedics, Inc.*(a)	1,355,747	36,279,790
Incyte Corp.*	446,335	32,988,620
La Jolla Pharmaceutical Co.*(a)	886,745	20,430,605
Madrigal Pharmaceuticals, Inc.*(a)	98,149	23,478,222
Mirati Therapeutics, Inc.*(a)	316,359	17,890,101
Natera, Inc.*	1,535,874	42,451,557
Neurocrine Biosciences, Inc.*	306,692	37,707,781
ProQR Therapeutics NV (Netherlands)*(a)	1,725,935	13,203,403
Proteostasis Therapeutics, Inc.*(a)	2,271,706	6,110,889
Puma Biotechnology, Inc.*(a)	167,831	7,376,172
Repligen Corp.*(a)	157,903	8,665,717
Retrophin, Inc.*(a)	565,062	17,906,815
Rubius Therapeutics, Inc.*(a)	358,703	9,010,619
Sage Therapeutics, Inc.*(a)	549,523	90,264,648
Sarepta Therapeutics, Inc.*(a)	821,050	113,337,742
Spring Bank Pharmaceuticals, Inc.*(a)	395,989	5,619,084

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
TESARO, Inc.*(a)	247,419	$ 8,028,746
Unum Therapeutics, Inc.*(a)	439,777	7,172,763
Vertex Pharmaceuticals, Inc.*	257,492	47,481,525
		1,143,971,912
Health Care Equipment 13.2%
Abbott Laboratories	690,800	46,173,072
ABIOMED, Inc.*	26,631	10,827,632
AxoGen, Inc.*(a)	379,810	16,654,669
Boston Scientific Corp.*	1,407,344	50,045,153
DexCom, Inc.*(a)	393,489	56,811,942
Edwards Lifesciences Corp.*	253,349	36,543,060
IDEXX Laboratories, Inc.*	40,055	10,175,572
Inogen, Inc.*	25,690	6,805,538
Insulet Corp.*	1,558	162,453
Intuitive Surgical, Inc.*	48,138	26,957,280
iRhythm Technologies, Inc.*(a)	71,707	6,675,205
Neuronetics, Inc.*	139,526	4,611,334
Nevro Corp.*	536,744	36,187,280
Siemens Healthineers AG (Germany), 144A	322,745	14,669,989
Teleflex, Inc.	85,084	21,052,334
		344,352,513
Health Care Supplies 1.1%
Align Technology, Inc.*	76,623	29,614,023
Health Care Technology 1.8%
Inspire Medical Systems, Inc.*(a)	56,215	3,091,263
Tabula Rasa HealthCare, Inc.*(a)	318,098	27,887,652
Teladoc Health, Inc.*(a)	204,357	15,847,885
		46,826,800
Life Sciences Tools & Services 5.5%
Illumina, Inc.*	334,250	118,601,927
PRA Health Sciences, Inc.*	190,256	20,091,034
Quanterix Corp.*(a)	240,511	4,023,749
		142,716,710
Managed Health Care 16.8%
Anthem, Inc.	143,120	37,888,158
Centene Corp.*	477,180	69,897,326

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Managed Health Care (cont’d.)
Cigna Corp.	326,275	$ 61,450,633
HealthEquity, Inc.*	130,299	12,275,469
Humana, Inc.	233,872	77,940,183
UnitedHealth Group, Inc.	659,445	177,034,605
		436,486,374
Pharmaceuticals 15.3%
Aerie Pharmaceuticals, Inc.*(a)	737,521	45,246,913
Allergan PLC	283,456	54,341,350
Ascletis Pharma, Inc. (China), 144A*(a)	2,535,053	2,982,814
Assembly Biosciences, Inc.*	1,579,048	63,161,920
AstraZeneca PLC (United Kingdom), ADR(a)	1,393,915	53,442,701
Bristol-Myers Squibb Co.	872,704	52,842,227
Charlottes Web Holdings, Inc.*	397,312	3,196,763
Eli Lilly & Co.	291,104	30,755,138
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	170,313	24,998,542
Marinus Pharmaceuticals, Inc.*(a)	846,082	6,041,026
Merck & Co., Inc.	361,929	24,824,710
Mylan NV*	383,460	15,004,790
Ocular Therapeutix, Inc.*(a)	1,431,743	9,664,265
resTORbio, Inc.*(a)	909,440	10,758,675
		397,261,834
Total Common Stocks (cost $1,340,927,804)		2,541,230,166
Preferred Stock 0.1%
Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 8/31/12)(f)*^	4,084,064	3,471,454

Total Long-Term Investments (cost $1,343,327,804)		2,544,701,620

Short-Term Investments 24.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	57,241,422	57,241,422

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2018 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $576,186,790; includes $575,157,205 of cash collateral for securities on loan)(b)(w)	576,171,172	$ 576,228,789

Total Short-Term Investments (cost $633,428,212)		633,470,211

TOTAL INVESTMENTS 122.2% (cost $1,976,756,016)		3,178,171,831
Liabilities in excess of other assets (22.2)%		(576,808,469)

Net Assets 100.0%		$2,601,363,362

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,471,454 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $560,262,120; cash collateral of $575,157,205 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such security is $2,400,000. The aggregate value of $3,471,454 is 0.1% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of August 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Biotechnology	$1,143,971,912	$ —	$ —
Health Care Equipment	329,682,524	14,669,989	—
Health Care Supplies	29,614,023	—	—
Health Care Technology	46,826,800	—	—
Life Sciences Tools & Services	142,716,710	—	—
Managed Health Care	436,486,374	—	—

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Pharmaceuticals	$ 394,279,020	$ 2,982,814	$ —
Preferred Stock
Health Care Equipment	—	—	3,471,454

Affiliated Mutual Funds	633,470,211	—	—
Total	$3,157,047,574	$17,652,803	$3,471,454

PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 99.1%
Common Stocks
Diversified Banks 0.8%
CFE Capital S de RL de CV (Mexico)	27,709,591	$ 25,062,312
Electric Utilities 37.2%
Alliant Energy Corp.	1,226,261	52,533,021
American Electric Power Co., Inc.	2,016,356	144,633,216
Avangrid, Inc.(a)	1,223,203	60,352,836
Duke Energy Corp.	599,030	48,665,197
El Paso Electric Co.	387,521	23,755,037
Enel SpA (Italy)	10,531,349	51,997,636
Entergy Corp.	721,953	60,348,051
Evergy, Inc.	2,189,967	124,937,617
Exelon Corp.	3,706,801	162,024,272
FirstEnergy Corp.	1,825,747	68,246,423
Iberdrola SA (Spain)	2,053,289	15,304,044
NextEra Energy, Inc.(a)	1,122,543	190,944,564
PPL Corp.(a)	2,760,036	82,083,471
Xcel Energy, Inc.	1,321,388	63,492,693
		1,149,318,078
Gas Utilities 4.2%
Atmos Energy Corp.	851,194	78,505,623
Infraestructura Energetica Nova SAB de CV (Mexico), 144A	2,815,921	13,136,862
Italgas SpA (Italy)	7,029,145	37,901,831
		129,544,316
Independent Power Producers & Energy Traders 6.9%
NRG Energy, Inc.	3,240,816	114,692,478
NRG Yield, Inc. (Class C Stock)	1,296,045	25,726,494
Vistra Energy Corp.*	3,117,241	73,379,853
		213,798,825
Integrated Telecommunication Services 0.9%
China Tower Corp. Ltd. (China) (Class H Stock), 144A*	172,170,049	26,316,938
Multi-Utilities 24.8%
Ameren Corp.	2,001,386	126,547,637
CMS Energy Corp.	2,431,947	119,749,070
Dominion Energy, Inc.	436,701	30,905,330
DTE Energy Co.	1,253,864	139,354,445
E.ON SE (Germany)	3,916,386	41,749,413

PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
NiSource, Inc.	3,248,775	$ 87,944,339
Public Service Enterprise Group, Inc.	1,134,387	59,385,160
RWE AG (Germany)	2,558,125	64,808,381
Sempra Energy	812,802	94,350,056
		764,793,831
Oil & Gas Storage & Transportation 16.0%
Cheniere Energy, Inc.*	842,515	56,389,529
Cheniere Energy Partners LP Holdings LLC	2,496,502	79,114,148
Energy Transfer Equity LP	1,659,069	29,033,708
ONEOK, Inc.	807,956	53,252,380
Pembina Pipeline Corp. (Canada)	1,350,801	46,089,330
Targa Resources Corp.	969,664	53,399,397
TransCanada Corp. (Canada)	1,663,121	70,832,387
Williams Cos., Inc. (The)	3,569,436	105,619,611
		493,730,490
Renewable Electricity 3.1%
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	35,227,454	11,317,892
NextEra Energy Partners LP	1,744,077	84,587,735
		95,905,627
Specialized REITs 3.7%
American Tower Corp.	216,278	32,251,375
CyrusOne, Inc.	304,025	20,357,514
Equinix, Inc.	73,511	32,060,353
SBA Communications Corp.*	192,867	29,938,744
		114,607,986
Water Utilities 1.5%
American Water Works Co., Inc.	523,236	45,798,847

Total Long-Term Investments (cost $2,210,387,422)		3,058,877,250

Short-Term Investments 1.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	564,126	564,126

PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2018 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $54,838,894; includes $54,698,589 of cash collateral for securities on loan)(b)(w)	54,833,500	$ 54,838,983

Total Short-Term Investments (cost $55,403,020)		55,403,109

TOTAL INVESTMENTS 100.9% (cost $2,265,790,442)		3,114,280,359
Liabilities in excess of other assets (0.9)%		(27,929,953)

Net Assets 100.0%		$3,086,350,406

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,388,828; cash collateral of $54,698,589 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of August 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Banks	$ 25,062,312	$ —	$—
Electric Utilities	1,082,016,398	67,301,680	—
Gas Utilities	78,505,623	51,038,693	—
Independent Power Producers & Energy Traders	213,798,825	—	—
Integrated Telecommunication Services	—	26,316,938	—
Multi-Utilities	658,236,037	106,557,794	—
Oil & Gas Storage & Transportation	493,730,490	—	—
Renewable Electricity	84,587,735	11,317,892	—
Specialized REITs	114,607,986	—	—

PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Water Utilities	$ 45,798,847	$ —	$—

Affiliated Mutual Funds	55,403,109	—	—
Total	$2,851,747,362	$262,532,997	$—

Glossary:
The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR — American Depositary Receipt
LIBOR — London Interbank Offered Rate
REIT(s) — Real Estate Investment Trust(s)
Reg D — Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM”.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of each Fund, including: each Fund’s Treasurer (or the Treasurer’s direct reports); and each Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date October 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date October 15, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date October 15, 2018

*	Print the name and title of each signing officer under his or her signature.